SELECTED STATEMENTS OF OPERATIONS DATA (Schedule of Revenue Classified by Geographical Destination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Revenues	$ 15,786	$ 21,987	$ 19,173
North America [Member]
Segment Reporting Information [Line Items]
Revenues	3,850	3,242	3,045
Europe [Member]
Segment Reporting Information [Line Items]
Revenues	2,970	6,371	4,765
Asia [Member]
Segment Reporting Information [Line Items]
Revenues	2,826	4,261	3,596
South America (Excluding Brazil) [Member]
Segment Reporting Information [Line Items]
Revenues	2,848	2,308	2,093
Brazil [Member]
Segment Reporting Information [Line Items]
Revenues	1,896	5,234	4,107
Other [Member]
Segment Reporting Information [Line Items]
Revenues	$ 1,396	$ 571	$ 1,567